Note 14 - Interest and Finance Costs - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest expense		$ 8,144
Amortization of Debt Issuance Costs and Discounts		881
Bank charges and other financing costs		671
Total	$ 0	$ 9,696	$ 0	$ 0